JACOB C. TIEDT ATTORNEY AT LAW +1 (312) 609-7697 jtiedt@vedderprice.com	222 NORTH LASALLE STREET SUITE 2600 CHICAGO, ILLINOIS 60601-1003 T: +1 (312) 609-7500 F: +1 (312) 609-5005 CHICAGO • NEW YORK • WASHINGTON, D.C. LONDON • SAN FRANCISCO • LOS ANGELES

September 25, 2015

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

Re:	Touchstone Strategic Trust (the “Registrant”)
File No. 811-03651

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 relating to the issuance of Class A, Class C and Class Y shares in connection with the reorganization of Touchstone Growth Allocation Fund into Touchstone Moderate Growth Allocation Fund, each a series of the Registrant.  The Registration Statement is intended to become effective on October 26, 2015 pursuant to Rule 488 under the Securities Act of 1933, as amended.

If you have any questions or comments concerning this filing, please contact the undersigned at (312) 609-7697.

Very truly yours,

/s/ Jacob C. Tiedt

Jacob C. Tiedt